Personnel expenses - Long-term incentive plan 2015 (Details) - Long Term Incentive Plan 2015 - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based payment arrangement
Fair value of share-based compensation plan	$ 86
Equity-settled expense recognized in consolidated income statement	$ 27	$ 10